Share-based Compensation (Tables) - 2019 Incentive Plan	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Schedule of fair value assumptions on options

	For the year ended December 31,
	2021	2022	2023
Expected volatility	49.29%-50.47%	51.97%	53.06%
Expected dividend yield	—	—	—
Contractual term (in year)	10	10	10
Risk-free interest rate	1.38%-1.45%	3.57%	3.77%

Summary of stock option activity under the 2019 Incentive Plan

		Weighted		Weighted average
		average exercise	Aggregate intrinsic	remaining
	Number of	price US$ per	value	contractual
	shares	share	US$	years
Outstanding at December 31, 2020	88,240,084	0.0001	9,847,593	8.77
Granted during the year	32,765,413	0.0001	—	—
Exercised during the year	(18,031,675)	0.0001	—	—
Forfeited / Cancelled during the year	(8,143,392)	0.0001	—	—
Outstanding at December 31, 2021	94,830,430	0.0001	4,324,268	8.44
Granted during the year	3,167,881	0.0001	—	—
Exercised during the year	(2,107,600)	0.0001	—	—
Forfeited during the year	(1,861,733)	0.0001	—	—
Outstanding at December 31, 2022	94,028,978	0.0001	3,881,516	7.53
Granted during the year	875,004	0.0001	—	—
Exercised during the year	(674,082)	0.0001	—	—
Forfeited during the year	(5,074,304)	0.0001	—	—
Outstanding at December 31, 2023	89,155,596	0.0001	1,997,085	6.62
Exercisable at December 31, 2023	76,201,677